Condensed Statements of Cash Flows - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)			$ (28,745)	$ 761,598	$ 1,793,874	$ 4,408,361
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized gain on investments held in Trust Account	$ (334,475)	$ (1,739,196)	(15,806)	(2,417,061)	(2,207,920)	(4,948,194)
Change in fair value of warrants	7,250	(72,500)	(137,750)	29,000	(326,250)	(413,250)
Transaction costs allocated to warrant issuance			880
Changes in operating assets and liabilities:
Prepaid expenses and other assets			(591,780)	93,242	316,354	446,609
Due to affiliate			20,000	60,000	90,000	120,000
Accounts payable and accrued expenses			39,375	790,581	132,408	171,079
Net cash used in operating activities			(713,826)	(682,640)	(201,534)	(215,395)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with redemption				333,270,649
Cash deposited to Trust Account			(351,900,000)
Net cash used in investing activities			(351,900,000)	333,270,649
Cash Flows from Financing Activities:
Proceeds from convertible note payable				901,000
Proceeds from initial public offering, net of underwriting fees			339,000,000
Proceeds from sale of private units			14,500,000
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Payment of offering costs			(566,594)
Redemption of ordinary shares				(333,270,649)
Net cash provided by financing activities			352,958,406	(332,369,649)
Net Change in Cash			344,580	218,360	(201,534)	(215,395)
Cash – Beginning				129,186	344,581	344,581
Cash – Ending	$ 347,546	$ 143,047	344,581	347,546	143,047	129,186	$ 344,581
Supplemental disclosure of noncash activities:
Sale of Class B shares to Investor				3,955,111
Sale of warrants				20,000
Remeasurement for redeemable shares to redemption value				$ 2,417,062	$ 2,223,725	4,964,000	$ 39,982,817
Deferred underwriting commissions payable			14,700,000
Initial classification of warrant liability			558,250
Initial value of Class A ordinary shares subject to possible redemption			345,000,000
Change in value of Class A ordinary shares subject to redemption amount			$ 39,982,817			$ 4,964,000